Property and Equipment - Summary of Property and Equipment (Detail) $ in Millions	12 Months Ended
Oct. 31, 2022 CAD ($)
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	$ 3,286
Balance at end of year	3,377
Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	6,425
Additions	611
Disposals	(235)
Adjustments	123
Balance at end of year	6,924
Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(3,139)
Depreciation	522
Disposals	181
Adjustments	67
Balance at end of year	(3,547)
Land and buildings [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	409
Balance at end of year	451
Land and buildings [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	722
Additions	51
Disposals	(6)
Adjustments	17
Balance at end of year	784
Land and buildings [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(313)
Depreciation	14
Disposals	0
Adjustments	6
Balance at end of year	(333)
Computer equipment [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	212
Balance at end of year	209
Computer equipment [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,135
Additions	100
Disposals	(58)
Adjustments	16
Balance at end of year	1,193
Computer equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(923)
Depreciation	101
Disposals	53
Adjustments	13
Balance at end of year	(984)
Office furniture, equipment and other [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	387
Balance at end of year	387
Office furniture, equipment and other [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	859
Additions	57
Disposals	(50)
Adjustments	22
Balance at end of year	888
Office furniture, equipment and other [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(472)
Depreciation	54
Disposals	38
Adjustments	13
Balance at end of year	(501)
Leasehold improvements [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	525
Balance at end of year	553
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,406
Additions	110
Disposals	(66)
Adjustments	18
Balance at end of year	1,468
Leasehold improvements [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(881)
Depreciation	71
Disposals	48
Adjustments	11
Balance at end of year	(915)
Right-of-use assets [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	1,753
Balance at end of year	1,777
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	2,303
Additions	293
Disposals	(55)
Adjustments	50
Balance at end of year	2,591
Right-of-use assets [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information About Land and Buildings [Line items]
Balance at beginning of year	(550)
Depreciation	282
Disposals	42
Adjustments	24
Balance at end of year	$ (814)